Interest-bearing bank borrowings - Maturity profile of the bank borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Disclosure of detailed information about borrowings [line items]
Bank borrowings	¥ 2,060,676	¥ 2,461,258
Within one year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	6,027	400,325
1 - 2 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	100,089	6,130
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	909,190	489,440
Over 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	¥ 1,045,370	¥ 1,565,363
Minimum | Predecessor
Disclosure of detailed information about borrowings [line items]
Weighted average annual interest rate (as a percent)	5.26%	6.64%	2.15%
Maximum | Predecessor
Disclosure of detailed information about borrowings [line items]
Weighted average annual interest rate (as a percent)	7.08%	6.97%	7.82%